BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION

NOTE 2 – BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION

On January 31, 2024, the Company consummated the Business Combination contemplated by the Amended and Restated Agreement and Plan of Merger, dated as of July 21, 2023 (as amended, the “Merger Agreement”), by and among the DMAQ, Merger Sub , Bright Vision Sponsor LLC, in the capacity as DMAQ’s Representative thereunder, Christopher Jones, in the capacity as TruGolf Nevada’s Representative thereunder, and TruGolf Nevada. As a result of the Business Combination, (i) Merger Sub merged with and into TruGolf Nevada (the “Merger”), with TruGolf Nevada surviving as a wholly-owned subsidiary of DMAQ, and (ii) DMAQ’s name was changed from Deep Medicine Acquisition Corp. to TruGolf Holdings, Inc. The Company’s Class A common stock commenced trading on the Nasdaq Global Market under the ticker symbol “TRUG” on February 1, 2024.

Accounting for the Business Combination

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, DMAQ was treated as the acquired company for accounting purposes, whereas TruGolf Nevada was treated as the accounting acquirer. In accordance with this method of accounting, the Business Combination has been treated as the equivalent of TruGolf Nevada issuing shares for the net assets of DMAQ, accompanied by a recapitalization. The net assets of DMAQ and TruGolf Nevada were stated at historical cost, with no goodwill or other intangible assets recorded, and operations prior to the Business Combination were those of TruGolf Nevada. TruGolf Nevada has been determined to be the accounting acquirer for purposes of the Business Combination based on an evaluation of the following circumstances:

●	Legacy TruGolf Nevada stockholders have a majority of the voting power of TruGolf
●	TruGolf Nevada comprising the ongoing operations of the combined company
●	TruGolf Nevada contributing a majority of the governing body members of New TruGolf, and
●	TruGolf Nevada’s senior management comprising the senior management of New TruGolf

Exchange of TruGolf Nevada Shares for Shares of TruGolf

Based on 13,098 TruGolf Nevada shares of common stock outstanding immediately prior to the closing of the Business Combination, the Exchange Ratio determined in accordance with the terms of the Merger Agreement is approximately 570.10:1. TruGolf issued 7,467,134 shares of TruGolf common stock to legacy TruGolf Nevada shareholders in the Business Combination, determined as follows:

TruGolf Nevada
shares outstanding
as of immediately
prior to the Closing

Ordinary Shares, par value $0.01 per share	13,098
Exchange Ratio	570.10:1
Estimated shares of New TruGolf common stock issued to TruGolf Nevada shareholders upon closing	7,467,134

The common shares issued to legacy TruGolf Nevada shareholders consists of 5,750,274 shares of TruGolf Class A common stock and 1,716,860 shares of TruGolf Class B common stock. See Note 17 – Stockholders’ Deficit for the detail of the remaining 5,787,978 shares of Class A common stock exchanged in the Merger.

The purchase price for the Merger was allocated to the net assets acquired on the basis of historical costs with no goodwill or other intangible assets recorded. The following summarizes the allocation of the purchase price to net assets acquired in the Merger:

Cash and cash equivalents	$103,818
Net proceeds from investment fund (PIPE)	2,237,213.00
Accounts payable and accrued expenses	(310,724)
Loans payable	(1,565,000)

Net assets	$465,307

PIPE Convertible Notes Payable assumed in Merger	$4,650,000
Less: Original Issue Discount of 10%	(465,000)
PIPE Convertible Notes Payable, net	4,185,000
Payment of closing costs and other expenses	(1,947,787)
Net proceeds from PIPE Convertible Notes Payable assumed in Merger	$2,237,213

On November 2, 2023 and December 7, 2023, Deep Medicine Acquisition Corp. (“DMAQ”) executed loan agreements with certain accredited investors (together, the “Prior Loan Agreements”) pursuant to which such investors agreed to loan DMAQ up to an aggregate $11,000,000 in exchange for the issuance of convertible notes and warrants. On February 2, 2024, TruGolf (f/k/a Deep Medicine Acquisition Corp.) executed a securities purchase agreement (the “Purchase Agreement”) with (i) each of the investors party to the Prior Loan Agreements, which replaced, the Prior Loan Agreements in their entirety, and with (ii) additional investors (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the PIPE Investors agreed to purchase from the Company (i) senior convertible notes in the aggregate principal amount of up to $15,500,000 (the “PIPE Convertible Notes”), (ii) Series A warrants to initially purchase 1,409,091 shares of the Company’s Class A common stock (the “Series A Warrants”); and (iii) Series B warrants to initially purchase 1,550,000 shares of the Company’s Class A common stock (the “Series B Warrants,” and collectively with the Series A Warrants, the “PIPE Warrants”) (the “PIPE Financing”).

The Purchase Agreement contemplated the funding of the investment (the “Investment”) across multiple tranches. At the first closing (the “Initial Closing”) an aggregate principal amount of $4,650,000 of PIPE Convertible Notes were issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $4,185,000, representing an original issue discount of 10%. On such date (the “Initial Closing Date”), the Company also issued the PIPE Investors the Series A Warrants and the Series B Warrants.

Subject to satisfying the conditions discussed below, the Company has the right under the Purchase Agreement, but not the obligation, to require that the PIPE Investors purchase additional Notes at up to two additional closings. Upon notice at any time after the 2nd trading day following the Initial Closing Date, the Company may require that the PIPE Investors purchase an additional aggregate principal amount of $4,650,000 of PIPE Convertible Notes, in exchange for aggregate gross proceeds of $4,185,000, if (i) the Registration Statement (as described below) has been filed; and (ii) certain customary closing conditions are satisfied (the “First Mandatory Additional Closing”). Upon notice at any time after the 2nd trading day following the date that the First Mandatory Additional Closing is consummated, the Company may require that the PIPE Investors purchase an additional aggregate principal amount of $6,200,000 of PIPE Convertible Notes, in exchange for aggregate gross proceeds of $5,580,000, if (i) the shareholder approval is obtained (as described below); (ii) the Registration Statement has been declared effective by the SEC; and (iii) certain customary closing conditions are satisfied (the “Second Mandatory Additional Closing”).

In addition, pursuant to the Purchase Agreement, as amended by the Waiver (described below) each PIPE Investor has the right, but not the obligation, to require that, upon notice, the Company sell to such PIPE Investor at one or more additional closings such PIPE Investor’s pro rata share of up to a maximum aggregate principal amount of $10,850,000 in additional PIPE Convertible Notes (each such additional closing, an “Additional Optional Closing”); provided that, the principal amount of the additional PIPE Convertible Notes issued at each Additional Optional Closing must equal at least $250,000. If a PIPE Investor has not elected to effect an Additional Optional Closing on or prior to August 30, 2025, such PIPE Investor shall have no further right to effect an Additional Optional Closing under the Purchase Agreement.

On August 13, 2024, the Company entered into those certain waiver and amendment agreements (the “Waiver”), pursuant to which the Company and the PIPE Investors agreed to: (i) waive any breaches or defaults caused by the Company’s failure to timely file its SEC reports through August 14, 2024; (ii) extend the date by which the Additional Optional Closings may occur until 11 months from the effective date of the initial Registration Statement; (iii) permit the Company to raise debt financing from its affiliates through non-convertible, unsecured notes with a maturity date that is later than the maturity date of the PIPE Convertible Notes; (iv) waive certain registration failures until September 3, 2024 and permit the issuance of common stock to satisfy certain registration failures; and (v) allow the Company to satisfy the interest payments due April 1, 2024, July 1, 2024 and October 1, 2024 from the issuance of common stock or by allowing such amounts to be added to the principal amount of the PIPE Convertible Notes, at the option of the PIPE Investors. In addition, certain PIPE Investors agreed to acquire additional PIPE Convertible Notes without regard to any volume or price requirements in the instruments. In connection with the Waiver, the Company issued an aggregate of 192,151 shares in satisfaction of certain registration statement delay payments and issued an aggregate of 157,582 shares in satisfaction of outstanding interest payments. Such payments were made at the “Alternate Conversion Price” set forth in the PIPE Convertible Notes, which is equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest volume weighted average price of the Class A common stock during the five consecutive trading days immediately prior to such conversion. Additionally, the Company issued 190,586 shares to a PIPE Investor as a result of language in the PIPE Convertible Note related to ownership percentage prior to the Merger.

On November 7, 2024, the Company entered into those certain amendments to the Waivers (the “Amendments”), pursuant to which the Company and the PIPE Investors agreed to: (i) waive any breaches or defaults caused by the Company’s failure to timely file its SEC reports through August 21, 2024; and (ii) waive certain registration failures until October 3, 2024. In addition, the PIPE Investors waived any breaches or defaults that may have occurred or will occur solely as a result of the Company’s failure to comply with the continued listing requirements of the Nasdaq Stock Market due to: (i) the Company’s failure to meet the stockholders’ equity requirement for continued listing, provided that the foregoing waiver shall expire on January 15, 2025, (ii) the Company’s failure to meet the market value of publicly held shares requirement for continued listing, provided that the foregoing waiver shall expire on January 15, 2025, and/or (iii) the Company’s failure to meet the minimum bid price requirement for continued listing; provided that the foregoing waiver shall expire on January 15, 2025, provided further that to the extent the Company is in compliance with all other Nasdaq Stock Market listing requirements and has filed a preliminary proxy statement to hold a special meeting to vote on a reverse stock split to remedy the bid price failure, the waiver shall be extended to March 15, 2025. In connection with the Amendment, the Company issued an aggregate of 116,959 shares in satisfaction of certain registration statement delay payments and issued an aggregate of 65,790 shares in satisfaction of outstanding interest payments. Such payments were made at the “Alternate Conversion Price” set forth in the PIPE Convertible Notes, which is equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest volume weighted average price of the Class A common stock during the five consecutive trading days immediately prior to such conversion.

On November 7, 2024, certain PIPE Investors agreed to purchase additional PIPE Convertible Notes in aggregate principal amount of $3,300,000 for aggregate proceeds of $2,970,000. In connection with the foregoing, the Company agreed to repay an aggregate of $2,496,686 in outstanding debt and transaction expenses.

On December 6, 2024, a certain PIPE Investor agreed to purchase additional PIPE Convertible Notes in the aggregate principal amount of $2,100,000 for aggregate proceeds of $1,890,000.

As of December 31, 2024, the Company recorded PIPE Convertible Notes payable of $4,068,953, net of discounts. For the year ended December 31, 2024 the Company recorded interest expense on the PIPE Convertible Notes of $5,922,451, which included $4,216,986 in make whole interest as a result of debt conversions, and interest expense relating to the amortization of the OID of $516,239.